Fair Value Measurements on a Recurring Basis (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Aggregate commitment	$ 10,000,000	$ 10,000,000	$ 10,000,000
Fixed commitment amount	$ 10,000,000	10,000,000	$ 10,000,000
Business combination percentage			80.00%
Sponsor loans		$ 79,000	$ 7,534,106
Business combination, percentage	80.00%	80.00%
Minimum [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Sponsor percentage	8.00%		8.00%
Maximum [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Sponsor percentage	80.00%		80.00%
Level 3 [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Fair value transfers out of level 3				$ 7.1